RECEIVABLES – DIGITAL ASSETS	6 Months Ended
Sep. 30, 2025
Receivables Digital Assets
RECEIVABLES – DIGITAL ASSETS

NOTE 8. RECEIVABLES – DIGITAL ASSETS

At September 30, 2025 and March 31, 2025, Receivables – stablecoin were comprised of the following (in thousands):

	September 30,
	2025
	(Unaudited)	March 31, 2025
Stablecoin - USD1	$15,000	$–

Approximate number of TON Tokens receivable	4,075,940	–
TON Token receivable, fair value (in thousands)	8,920	–
Total receivables – digital assets	$23,920	$–

At September 30, 2025, digital asset receivables totaling $8.9 million were managed under the Alpha Sigma Capital asset management agreement and stablecoin receivables totaling $15.0 million were managed under the DWF Labs treasury management agreement.

The following table summarizes the Company’s movements in Receivables – digital assets for the three and six months ended September 30, 2025:

Three and six months ended
September 30,
2025 (unaudited)
	TON	USD1	Total
Receivables – digital assets value as of April 1	$–	$–	$–
Contributions	–	–	–
Unrealized losses on digital asset receivables recognized in Statement of Operations	–	–	–
Sales	–	–	–
Receivables – digital assets value as of June 30	$–	$–	$–
Contributions	9,016	15,000	24,016
Unrealized losses on digital asset receivables recognized in Statement of Operations	(96)	–	(96)
Sales	–	–	–
Receivables – digital asset value as of September 30	$8,920	$15,000	$23,920

The Company did not hold or transact digital asset or stablecoin receivables during the three and six months ended September 30, 2024.

The Company has 4,075,940 TON tokens receivable that are considered locked at September 30, 2025. The following table summarizes the unlocking schedule of TON tokens receivable currently locked as of September 30, 2025:

Fiscal 2026	796,245
Fiscal 2027	1,587,336
Fiscal 2028	1,587,336
Fiscal 2029	105,023
Total	4,075,940

The Company valued the TON tokens receivable at $2.18 on average per locked token as of September 30, 2025. The Company did not hold digital asset or stablecoin receivables as of March 31, 2025. The aggregate fair value of locked tokens receivable is computed by taking the number of locked tokens and discounting the month-end spot price by an average of 19.3%. The discount used by management is based on the historical purchases of locked TON management has made on behalf of the Company and Monte Carlo simulation based on estimated volatility during the lockup period (Level 3 inputs). Management monitors this discount percentage and adjusts when appropriate.

The Company’s Digital asset receivables are viewed as long-term holdings for the purpose of potential asset appreciation and are therefore classified as a noncurrent asset within the Condensed consolidated statements of financial position. Conversely, stablecoin receivables are classified as current assets within the Condensed consolidated statements of financial position as, despite being managed by DWF Labs, they can be more easily converted into fiat and are not held for the purposes of potential asset appreciation.

In December 2025, the Company completed the novation of its locked TON receivables and the digital assets were reclassified to Digital assets held.